Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 4,225	$ 4,089	$ 3,115
Operating income (loss)	922	902	(107)
Depreciation and amortization	492	526	566
Expenditures for long-lived assets	(293)	(208)	(226)
Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,593	2,812	2,164
Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,423	1,112	837
PlayDigital
Segment Reporting Information [Line Items]
Revenue	209	165	115
Operating Segments
Segment Reporting Information [Line Items]
Revenue	4,225	4,089	3,115
Operating income (loss)	1,201	1,164	436
Depreciation and amortization	333	366	392
Expenditures for long-lived assets	(287)	(203)	(224)
Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,593	2,812	2,164
Operating income (loss)	909	1,088	642
Depreciation and amortization	196	225	231
Expenditures for long-lived assets	(141)	(123)	(149)
Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,423	1,112	837
Operating income (loss)	242	43	(212)
Depreciation and amortization	119	126	146
Expenditures for long-lived assets	(140)	(67)	(64)
Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	209	165	115
Operating income (loss)	50	33	6
Depreciation and amortization	17	15	15
Expenditures for long-lived assets	(6)	(13)	(11)
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Operating income (loss)	(279)	(262)	(544)
Depreciation and amortization	160	160	175
Expenditures for long-lived assets	(6)	(6)	(2)
Service
Segment Reporting Information [Line Items]
Revenue	3,359	3,483	2,640
Service | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,436	2,690	2,043
Service | Global Gaming
Segment Reporting Information [Line Items]
Revenue	714	630	483
Service | PlayDigital
Segment Reporting Information [Line Items]
Revenue	209	163	114
Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,359	3,483	2,640
Service | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,436	2,690	2,043
Service | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	714	630	483
Service | Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	209	163	114
Service | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product
Segment Reporting Information [Line Items]
Revenue	866	606	476
Product | Global Lottery
Segment Reporting Information [Line Items]
Revenue	157	123	121
Product | Global Gaming
Segment Reporting Information [Line Items]
Revenue	709	482	354
Product | PlayDigital
Segment Reporting Information [Line Items]
Revenue	1	1	1
Product | Operating Segments
Segment Reporting Information [Line Items]
Revenue	866	606	476
Product | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	157	123	121
Product | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	709	482	354
Product | Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	1	1	1
Product | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0